Schedules of Investments (unaudited)
Pax Small Cap Fund	March 31, 2021

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
COMMON STOCKS: 96.8%
COMMUNICATION SERVICES: 4.3%
Lions Gate Entertainment Corp., Class B (a)	400,000	$5,160,000
Nexstar Media Group, Inc., Class A	55,000	7,723,650
ORBCOMM, Inc. (a)	835,411	6,374,186
QuinStreet, Inc. (a)	269,269	5,466,161
		24,723,997

CONSUMER DISCRETIONARY: 10.8%
Carter's, Inc. (a)	63,804	5,674,090
Columbia Sportswear Co.	79,702	8,418,922
Crocs, Inc. (a)	125,000	10,056,250
Deckers Outdoor Corp. (a)	19,000	6,277,980
Fox Factory Holding Corp. (a)	60,000	7,623,600
National Vision Holdings, Inc. (a)	198,424	8,696,924
Planet Fitness, Inc., Class A (a)	90,000	6,957,000
Williams-Sonoma, Inc.	45,000	8,064,000
		61,768,766

CONSUMER STAPLES: 6.0%
BJ's Wholesale Club Holdings, Inc. (a)	115,000	5,158,900
Darling Ingredients, Inc. (a)	125,000	9,197,500
Laird Superfood, Inc. (a)(b)	60,000	2,248,200
Maple Leaf Foods, Inc.	345,800	7,883,480
Simply Good Foods Co., The (a)	120,000	3,650,400
TreeHouse Foods, Inc. (a)	110,000	5,746,400
		33,884,880

FINANCIALS: 18.9%
HomeTrust Bancshares, Inc.	984,066	23,962,007
Meridian Bancorp, Inc.	1,110,973	20,464,123
SuRo Capital Corp.	700,285	9,488,862
Victory Capital Holdings, Inc., Class A (b)	1,063,234	27,176,260
Voya Financial, Inc.	227,006	14,446,662
White Mountains Insurance Group, Ltd.	11,084	12,357,552
		107,895,466

HEALTH CARE: 17.2%
Coherus Biosciences, Inc. (a)	365,248	5,336,273
CryoPort, Inc. (a)(b)	175,000	9,101,750
Exelixis, Inc. (a)	400,000	9,036,000
Health Catalyst, Inc. (a)	199,800	9,344,646
Karuna Therapeutics, Inc. (a)	69,007	8,296,712
Ligand Pharmaceuticals, Inc. (a)	84,411	12,868,457
Natus Medical, Inc. (a)	473,281	12,120,726
Omnicell, Inc. (a)	60,000	7,792,200
Pacira BioSciences, Inc. (a)	125,000	8,761,250
SI-BONE, Inc. (a)	311,428	9,906,525
Vocera Communications, Inc. (a)	146,483	5,633,736
		98,198,275

INDUSTRIALS: 18.1%
AZEK Co Inc., The (a)	285,000	11,984,250
Colfax Corp. (a)	200,000	8,762,000
Comfort Systems USA, Inc.	113,228	8,466,058
EMCOR Group, Inc.	75,002	8,412,224
Evoqua Water Technologies Corp. (a)	140,000	3,682,000
FTI Consulting, Inc. (a)	25,000	3,502,750
Gates Industrial Corp PLC (a)	561,910	8,984,941
Great Lakes Dredge & Dock Corp. (a)	434,453	6,334,325
MasTec, Inc. (a)	61,609	5,772,763
MRC Global, Inc. (a)	1,253,702	11,320,929
MSA Safety, Inc.	35,615	5,342,962
Quanex Building Products Corp.	300,000	7,869,000
Vertiv Holdings Co.	650,000	13,000,000
		103,434,202

INFORMATION TECHNOLOGY: 11.5%
8x8, Inc. (a)	220,000	7,136,800
Ciena Corp. (a)	144,129	7,886,739
Extreme Networks, Inc. (a)	1,000,000	8,750,000
Onto Innovation, Inc. (a)	167,052	10,976,987
RealPage, Inc. (a)	65,900	5,746,480
Ribbon Communications, Inc. (a)	1,000,000	8,210,000
Semtech Corp. (a)	66,591	4,594,779
Sprout Social, Inc., Class A (a)	76,273	4,405,528
Workiva, Inc. (a)	90,000	7,943,400
		65,650,713

MATERIALS: 1.3%
Element Solutions, Inc.	399,491	7,306,690

REAL ESTATE: 8.7%
Altus Group, Ltd.	165,000	7,935,545
CatchMark Timber Trust, Inc, Class A, REIT	936,169	9,530,200
CubeSmart, REIT	325,000	12,294,751
Healthcare Realty Trust, Inc., REIT	400,720	12,149,831
Rayonier, Inc., REIT	229,149	7,390,055
		49,300,382

TOTAL COMMON STOCKS		552,163,371
(Cost $422,944,126)		.

MONEY MARKET: 3.7%
State Street Institutional U.S. Government Money Market Fund, 0.040% (c)(d)	21,348,465	21,348,465
(Cost $21,348,465)

SECURITIES PURCHASED WITH CASH COLLATERAL FROM SECURITIES LENDING: 0.8%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.033% (c)(d)	4,685,009	4,685,009
(Cost $4,685,009)

TOTAL INVESTMENTS: 101.3%		578,196,845
(Cost $448,977,600)

PAYABLE UPON RETURN OF SECURITIES LOANED: -0.8%		(4,685,009)

OTHER ASSETS AND LIABILITIES - (NET): -0.5%		(3,048,805)

Net Assets: 100.0%		$570,463,031

(a)	Non-income producing security.
(b)	Security or partial position of this security was on loan as of March 31, 2021. The total market value of securities on loan as of March 31, 2021 was $7,798,641.
(c)	Rate shown represents annualized 7-day yield as of March 31, 2021.
(d)	Premier Class shares

REIT - Real Estate Investment Trust

March 31, 2021

Pax World Funds Series Trust I and Pax World Fund Series Trust III

Valuation of Investments For purposes of calculating the net asset value (“NAV”), determined ordinarily as of the close of regular trading (normally 4:00 p.m. Eastern time) (the “NYSE Close”) on the New York Stock Exchange (“NYSE”) on each day that the NYSE is open for trading, the Funds normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. U.S. fixed income and non-U.S. securities are normally priced using data reflecting the earlier closing of the principal markets for those securities, subject to possible fair value adjustments. Information that becomes known to the Funds or their agents after NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or NAV determined earlier that day.

For the purpose of these financial statements, fair values for various types of securities and other instruments are determined on the basis of closing prices or last sales prices on an exchange or other market, or based on quotes or other market information obtained from quotation reporting systems, established market makers or pricing services. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair value.

Investments denominated in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar.

If market quotations are not readily available (including in cases when available market quotations are deemed to be unreliable), the Funds’ investments will be valued as determined in good faith pursuant to policies and procedures approved by the Boards of Trustees of the Trusts (the "Boards" or "Boards of Trustees")(so called “fair value pricing”). Fair value pricing may require subjective determinations about the value of a security or other asset, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by a Fund. The Boards have delegated to the Advisers’ Best Execution and Valuation Committee the day-to-day responsibility for making fair value pricing determinations with respect to Fund holdings.

The Funds may determine that market quotations are not readily available due to events relating to a single issuer (e.g., corporate actions or announcements) or events relating to multiple issuers (e.g., governmental actions or natural disasters). The Funds may determine the fair value of investments based on information provided by pricing services and other third-party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. In considering whether fair value pricing is required and in determining fair values, the Funds may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and the usual time of valuation. At March 31, 2021, three securities were fair valued in good faith pursuant to policies and procedures approved by the Boards of Trustees. The Core Bond Fund held one security fair valued at $293,185, representing 0.04% of the Fund’s net asset value and the High Yield Bond Fund held three securities fair valued at $500,813, representing 0.09% of the Fund’s net asset value.

For those Funds that invest in non-U.S. securities, investors should be aware that many securities markets and exchanges outside the U.S. close prior to the close of the NYSE, and the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. As a result, the Funds’ fair value pricing procedures require the Funds to consider changes in the fair value of non-U.S. securities between the time of the closing of the local market’s exchange and the close of the NYSE. Generally, if there has been a movement in the U.S. market that exceeds a specified threshold, the Funds will assess whether the closing price on the local exchange is still appropriate. Although the threshold may be revised from time to time and the number of days on which fair value prices will be used will depend on market activity, it is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value pricing procedures may differ from recent market prices for the investment.

Fair Value Measurements Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction between market participants. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

• Level 1 –	unadjusted quoted prices in active markets for identical investments

• Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 –	significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a general summary of valuation inputs and classifications for different categories of securities.

Equity Securities Equity securities, including common stocks, preferred stocks and exchange-traded funds, for which market quotations are readily available, valued at the last reported sale price or official closing price as reported by an independent pricing service, are generally categorized as Level 1 in the hierarchy. Non-U.S. equity securities may also be valued at official close, or may be valued based on the fair value pricing procedures noted above. When third-party fair value pricing of foreign securities methods are applied, they are generally categorized as Level 2. To the extent that inputs for equity securities are unobservable, values are categorized as Level 3 in the hierarchy.

Fixed Income Securities Fixed income securities, including Corporate Bonds (both investment-grade and high-yield), U.S. Treasury Obligations, Government Bonds, Mortgage-Backed and Asset-Backed Securities, Bank Loans and Municipal Bonds, are valued at evaluated prices received from independent pricing services, which are evaluated using various inputs and techniques which may include trade activity, broker-dealer quotes, yield curves, coupon rates, default rates, cash flows, models and other inputs, and are generally categorized as Level 2 in the hierarchy. To the extent that inputs for fixed income securities are unobservable, values are categorized as Level 3 in the hierarchy.

Affiliated and Unaffiliated Investment Companies Investments in mutual funds are valued at the Funds’ closing net asset value and are generally categorized as Level 1.

Short-term Investments Short-term securities, including repurchase agreements, with remaining maturities of 60 days or less, which are valued at amortized cost, are generally categorized as Level 2 in the hierarchy.

The following is a summary of the inputs used to value the Funds’ net assets as of March 31, 2021:

	Level 1	Level 2	Level 3*	Totals
Large Cap
Common Stocks	$1,173,410,969	$-	$-	$1,173,410,969
Cash Equivalents	36,356,053	-	-	36,356,053
Total	$1,209,767,022	$-	$-	$1,209,767,022
Small Cap
Common Stocks	$552,163,371	$-	$-	$552,163,371
Cash Equivalents	26,033,474	-	-	26,033,474
Total	$578,196,845	$-	$-	$578,196,845
Global Opportunities
Common Stocks	$63,002,877	$42,919,907	$-	$105,922,784
Cash Equivalents	1,255,454	-	-	1,255,454
Total	$64,258,331	$42,919,907	$-	$107,178,238
Global Environmental Markets
Common Stocks	$1,159,764,103	$826,396,935	$-	$1,986,161,038
Cash Equivalents	70,164,216	-	-	70,164,216
Total	$1,229,928,319	$826,396,935	$-	$2,056,325,254
Global Women’s Leadership
Common Stocks	$599,459,192	$217,815,568	$-	$817,274,760
Preferred Stocks	-	710,081	-	710,081
Rights	1,888	-	-	1,888
Cash Equivalents	3,479,146	-	-	3,479,146
Total	$602,940,226	$218,525,649	$-	$821,465,875
Global Sustainable Infrastructure
Common Stocks	$44,945,039	$50,120,345	$-	$95,065,384
Closed-End Funds	240,520	-	-	240,520
Cash Equivalents	16,608,898	-	-	16,608,898
Total	$61,794,457	$50,120,345	$-	$111,914,802
U.S. Sustainable Economy
Common Stocks	$269,341,168	$-	$-	$269,341,168
Cash Equivalents	2,693,226	-	-	2,693,226
Total	$272,034,394	$-	$-	$272,034,394
Int'l Sustainable Economy
Common Stocks	$2,164,557	$733,578,155	$-	$735,742,712
Preferred Stocks	-	1,890,690	-	1,890,690
Rights	17,444	-	-	17,444
Cash Equivalents	2,961,839	-	-	2,961,839
Total	$5,143,840	$735,468,845	$-	$740,612,685

Core Bond
Community Investment Notes	$-	$-	$293,185	$293,185
Corporate Bonds	-	292,172,807	-	292,172,807
U.S. Gov't Agency Bonds	-	8,748,241	-	8,748,241
Supranational Bonds	-	87,573,421	-	87,573,421
Municipal Bonds	-	10,051,212	-	10,051,212
U.S. Treasury Notes	-	97,640,613	-	97,640,613
Asset-Backed Securities	-	58,957,739	-	58,957,739
Mortgage-Backed Securities	-	186,406,655	-	186,406,655
Medium Term Certificates of Deposit	-	258,638	-	258,638
Cash Equivalents	38,555,563	253,364	-	38,808,927
Total	$38,555,563	$742,062,690	$293,185	$780,911,438
High Yield Bond
Community Investment Notes	$-	$-	$500,813	$500,813
Common Stocks	-	0	-	0
Preferred Stocks	-	2,915,800	0	2,915,800
Corporate Bonds	-	502,823,274	-	502,823,274
Loans	-	11,218,746	-	11,218,746
Medium Term Certificates of Deposit	-	100,622	-	100,622
Cash Equivalents	18,746,040	905,382	-	19,651,422
Total	$18,746,040	$517,963,824	$500,813	$537,210,677
Sustainable Allocation
Affiliated Investment Companies	$2,183,374,633	$-	$-	$2,183,374,633
Cash Equivalents	128,008,467	-	-	128,008,467
Total	$2,311,383,100	$-	$-	$2,311,383,100

*	Table includes securities valued at zero.

Affiliated Investments The term “affiliated company” includes other investment companies that are managed by a Fund’s Adviser. At March 31, 2021, the Sustainable Allocation Fund held the following investments in affiliated Funds:

Fund	Shares Held at 12/31/20	Gross Additions	Gross Reductions	Shares Held at 3/31/2021	Value at 12/31/20	Dividend Income	Realized Gains/ Losses[1]	Unrealized Appreciation/ Depreciation	Value at 03/31/21
Sustainable Allocation
Large Cap	74,122,950	-	-	74,122,950	$893,181,549	$-	$-	$83,758,934	$976,940,481
Small Cap	3,935,579	231,348	-	4,166,927	62,929,908	-	-	8,866,487	75,796,395
Global Opportunities	2,572,091	1,196,455	-	3,768,546	37,784,018	-	-	141,207	55,925,225
Global Environmental Markets	2,180,751	456,204	-	2,636,955	46,297,333	-	-	2,506,761	58,804,094
Global Women's Leadership	1,533,441	318,269	-	1,851,710	46,769,952	-	-	2,114,415	58,884,368
Global Sustainable Infrastructure	8,320,411	-	3,465,629	4,854,782	118,233,034	-	-	(8,447,436)	74,375,258
International Sustainable Economy	15,860,899	-	-	15,860,899	160,829,518	-	-	3,806,616	164,636,134
Core Bond	66,559,119	2,004,834	-	68,563,953	702,864,297	3,016,510	-	(25,899,766)	697,981,041
High Yield	-	2,920,064	-	2,920,064	-	2,397	-	29,240	20,031,637
Total					$2,068,889,609	$3,018,907	$-	$66,876,457	$2,183,374,633

[1]	Includes realized capital gain distributions, from an affiliated fund, if any.